Net fee income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 6,647	$ 7,522	$ 7,577
Fee expense arising from financial liabilities not at fair value through profit or loss	1,450	1,682	1,475
Fee income arising from trust and fiduciary activities	3,110	3,165	3,088
Fee expense arising from trust and fiduciary activities	$ 237	$ 175	$ 134